SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 5  –  SHAREHOLDERS’ EQUITY

As of December 31, 2021 and June 30, 2022, share capital is composed of ordinary shares, as follows:

	Number of ordinary shares
	December 31,	June 30,
	2021	2022

Authorized share capital	1,500,000,000	1,500,000,000

Issued and paid-up share capital	715,156,008	718,283,665

	In USD and NIS
	December 31,	June 30,
	2021	2022

Authorized share capital (in NIS)	150,000,000	150,000,000

Issued and paid-up share capital (in NIS)	71,515,600	71,828,367

Issued and paid-up share capital (in USD)	21,066,368	21,157,309